Other assets and prepayments	12 Months Ended
Dec. 31, 2023
Other assets and prepayments
Other assets and prepayments

Note 19. Other assets and prepayments

Other assets and prepayments are comprised of the following items:

Other assets and prepayments	As of December 31,
in €‘000	2023	2022
Prepaid expenses	22,358	28,899
Other financial assets	688	3,842
Taxes and fees	3,313	3,561
Inventories	5,986	5,707
Other	907	904
Total	33,252	42,913